Intangible Assets (Details) - Schedule of Intangible Assets, Net - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost, gross	$ 17,670	$ 17,711
Less: Accumulated Amortization	5,842	5,318
Total, net	11,828	12,393
Financial software [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost, gross	15,033	15,068
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost, gross	$ 2,637	$ 2,643